Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity

13. Equity

On June 30, 2026, the Company’s authorized share capital amounted to € 14.1 million divided into 117.5 million ordinary shares each with a nominal value of twelve eurocents (€0.12).

As of June 30, 2026, the total number of issued and fully paid shares was 70.2 million (December 31, 2025: 65,210,590 ). On June 30, 2026, the issued share capital totaled €8.4 million (December 31, 2025: €7.8 million).

In April 2024, the Company entered into an at-the-market sales agreement with Leerink Partners, pursuant to which it may sell ordinary shares having an aggregate offering price of up to $175 million from time to time through Leerink Partners. As of March 31, 2026, no ordinary shares have been sold under this agreement.

In July 2025, the Company entered into an underwriting agreement with Morgan Stanley & Co. and Leerink Partners, as representatives of the underwriters, pursuant to which the Company agreed to issue and sell (i) 9,562,500 ordinary shares, par value €0.12 per share and (ii) pre-funded warrants to purchase up to 500,000 ordinary shares in an underwritten offering. The offering closed on July 24, 2025, and the Company generated net proceeds of €160.3 million ($188.5 million), after deducting fees and expenses of €10.9 million ($12.8 million).The pre-funded warrants were exercised in September 2025 for gross exercise proceeds of €0.04 million ($0.05 million) and resulted in issuance of 500,000 ordinary shares.

On May 8, 2026, the Company entered into an underwriting agreement with Morgan Stanley & Co. LLC and Leerink Partners LLC as representatives of the underwriters named therein, pursuant to which the Company agreed to issue and sell in an underwritten offering 4,455,863 ordinary shares, par value €0.12 per share (which includes the exercise in full by the underwriters of their option to purchase up to an additional 581,199 ordinary shares). The offering closed on May 11, 2026, and the Company generated net proceeds of approximately €105.7 million ($124.3 million), after deducting bank fees of approximately €6.7 million ($7.9 million).

Issued shares

	June 30, 2026	December 31, 2025
	Number of shares	Number of shares
Ordinary shares	70,204,506	65,210,590
	70,204,506	65,210,590